Debt - Summary of Long Term Debt Maturities (Detail) $ in Thousands, $ in Millions	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 MXN ($)
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 480,299,772	$ 24,077	$ 495,082,444
2022 [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	112,091,112
2023 [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	25,594,561
2024 [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	31,721,298
2025 and Thereafter [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 310,892,801